Leases - Summary of Liquidity Classification of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Current lease liabilities	₩ 603,492	₩ 612,765
Non-current lease liabilities	3,095,964	3,195,115
Total lease liabilities	₩ 3,699,456	₩ 3,807,880	₩ 4,163,143